UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06325
BNY Mellon Midcap Index Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/25
ITEM 1 - Reports to Stockholders

BNY Mellon Midcap Index Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Investor Shares – PESPX
This semi-annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$24	0.50%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,307	404	7.35%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
21.2%
Financials
18.1%
Consumer Discretionary
13.2%
Information Technology
10.6%
Health Care
9.1%
Real Estate
7.2%
Materials
6.3%
Consumer Staples
5.6%
Energy
3.5%
Utilities
3.1%
Communication Services
1.2%
Net Other Assets and Liabilities
0.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0113SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
BNY Mellon Midcap Index Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DMIDX
This semi-annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$12	0.25%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,307	404	7.35%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4038SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Midcap Index Fund, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
Investor	PESPX
I	DMIDX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Midcap Index Fund, Inc.
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.1%
Automobiles & Components — 1.0%
Autoliv, Inc.	34,581	3,223,987
Gentex Corp.	109,829	2,392,075
Harley-Davidson, Inc.	56,197	1,259,937
Lear Corp.	25,633	2,198,030
The Goodyear Tire & Rubber Company (a)	137,948	1,500,874
Thor Industries, Inc.	25,816	1,869,595
Visteon Corp. (a)	13,366	1,058,453
		13,502,951
Banks — 6.5%
Associated Banc-Corp.	80,011	1,765,043
Bank OZK	50,968	2,171,237
Cadence Bank	87,614	2,563,586
Columbia Banking System, Inc.	100,824	2,260,474
Comerica, Inc.	63,366	3,405,923
Commerce Bancshares, Inc.	59,530	3,615,852
Cullen/Frost Bankers, Inc.	31,124	3,625,012
East West Bancorp, Inc.	66,882	5,721,755
First Financial Bankshares, Inc.	62,285	2,087,170
First Horizon Corp.	253,047	4,575,090
Flagstar Financial, Inc.	146,964	1,720,948
FNB Corp.	174,425	2,283,223
Glacier Bancorp, Inc.	54,863	2,236,216
Hancock Whitney Corp.	41,611	2,167,517
Home BancShares, Inc.	90,443	2,509,793
International Bancshares Corp.	25,388	1,549,684
Old National Bancorp	152,956	3,149,364
Pinnacle Financial Partners, Inc.	37,191	3,728,026
Prosperity Bancshares, Inc.	45,771	3,107,851
SouthState Corp.	47,776	4,146,001
Synovus Financial Corp.	68,050	2,947,926
Texas Capital Bancshares, Inc. (a)	22,440	1,529,286
UMB Financial Corp.	32,629	3,085,725
United Bankshares, Inc.	69,210	2,373,211
Valley National Bancorp	229,887	1,977,028
Webster Financial Corp.	82,891	3,920,744
Western Alliance Bancorp	52,906	3,688,077
Wintrust Financial Corp.	32,118	3,570,558
Zions Bancorp NA	70,904	3,188,553
		84,670,873
Capital Goods — 14.6%
AAON, Inc.	32,769	2,990,827
Acuity, Inc.	14,729	3,588,132
Advanced Drainage Systems, Inc.	33,812	3,837,324
AECOM	63,652	6,279,270
AGCO Corp.	30,000	2,544,900
Applied Industrial Technologies, Inc.	18,624	4,530,847
BWX Technologies, Inc.	44,506	4,856,495
Carlisle Cos., Inc.	21,405	8,122,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Capital Goods — 14.6% (continued)
Chart Industries, Inc. (a)	20,380	2,750,892
CNH Industrial NV	420,397	4,863,993
Comfort Systems USA, Inc.	17,190	6,833,884
Core & Main, Inc., Cl. A (a)	91,353	4,812,476
Crane Co.	23,657	3,808,304
Curtiss-Wright Corp.	18,247	6,293,208
Donaldson Co., Inc.	58,019	3,813,589
EMCOR Group, Inc.	22,168	8,882,718
EnerSys	19,375	1,677,875
Esab Corp.	27,298	3,279,036
Flowserve Corp.	63,380	2,866,677
Fluor Corp. (a)	83,289	2,905,953
Fortune Brands Innovations, Inc.	60,482	3,255,141
GATX Corp.	17,243	2,516,788
Graco, Inc.	81,888	6,682,880
Hexcel Corp.	38,844	1,882,769
ITT, Inc.	39,378	5,395,574
Lincoln Electric Holdings, Inc.	27,285	4,807,617
MasTec, Inc. (a)	29,608	3,769,691
MSC Industrial Direct Co., Inc., Cl. A	21,144	1,617,093
Mueller Industries, Inc.	54,838	4,033,883
NEXTracker, Inc., Cl. A (a)	69,455	2,820,568
nVent Electric PLC	79,508	4,365,784
Oshkosh Corp.	31,401	2,630,148
Owens Corning	41,555	6,042,512
RBC Bearings, Inc. (a)	15,075	4,953,193
Regal Rexnord Corp.	32,141	3,401,803
Sensata Technologies Holding PLC	73,530	1,573,542
Simpson Manufacturing Co., Inc.	20,462	3,144,805
Terex Corp.	31,195	1,098,064
The Middleby Corp. (a)	26,133	3,484,835
The Timken Company	30,318	1,947,931
The Toro Company	48,918	3,340,121
Trex Co., Inc. (a)	51,746	2,991,954
UFP Industries, Inc.	29,182	2,884,641
Valmont Industries, Inc.	9,722	2,850,685
Watsco, Inc.	16,760	7,706,918
Watts Water Technologies, Inc., Cl. A	13,388	2,781,357
WESCO International, Inc.	21,289	3,469,255
Woodward, Inc.	28,703	5,383,822
		190,372,543
Commercial & Professional Services — 4.4%
CACI International, Inc., Cl. A (a)	10,835	4,961,021
Clean Harbors, Inc. (a)	24,515	5,244,739
Concentrix Corp.	22,873	1,167,895
ExlService Holdings, Inc. (a)	78,076	3,785,125
Exponent, Inc.	24,618	1,936,944
FTI Consulting, Inc. (a)	17,203	2,860,515
Genpact Ltd.	77,847	3,912,590
Insperity, Inc.	16,862	1,096,199
KBR, Inc.	64,897	3,427,211

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Commercial & Professional Services — 4.4% (continued)
ManpowerGroup, Inc.	23,271	1,002,282
Maximus, Inc.	27,373	1,832,896
MSA Safety, Inc.	18,769	2,954,616
Parsons Corp. (a)	22,501	1,504,417
Paylocity Holding Corp. (a)	21,018	4,037,558
RB Global, Inc.	88,843	8,946,490
Science Applications International Corp.	23,618	2,858,487
Tetra Tech, Inc.	129,047	4,024,976
The Brink’s Company	21,047	1,878,234
		57,432,195
Consumer Discretionary Distribution & Retail — 4.2%
Abercrombie & Fitch Co., Cl. A (a)	24,203	1,680,172
AutoNation, Inc. (a)	12,294	2,141,000
Bath & Body Works, Inc.	105,402	3,215,815
Burlington Stores, Inc. (a)	30,464	6,855,619
Chewy, Inc., Cl. A (a)	80,378	3,014,175
Dick’s Sporting Goods, Inc.	28,015	5,259,536
Five Below, Inc. (a)	26,306	1,996,362
Floor & Decor Holdings, Inc., Cl. A (a)	52,121	3,723,524
GameStop Corp., Cl. A (a)	195,905	5,457,913
Lithia Motors, Inc.	12,982	3,800,610
Macy’s, Inc.	133,598	1,525,689
Murphy USA, Inc.	8,798	4,386,419
Nordstrom, Inc.	47,354	1,143,126
Ollie’s Bargain Outlet Holdings, Inc. (a)	29,361	3,115,496
Penske Automotive Group, Inc.	9,059	1,410,215
RH (a)	7,398	1,361,454
The Gap, Inc.	106,390	2,329,941
Valvoline, Inc. (a)	61,316	2,100,686
		54,517,752
Consumer Durables & Apparel — 3.0%
Brunswick Corp.	32,062	1,476,455
Capri Holdings Ltd. (a)	57,662	867,236
Columbia Sportswear Co.	15,418	958,537
Crocs, Inc. (a)	27,353	2,637,376
KB Home	33,538	1,812,058
Mattel, Inc. (a)	161,212	2,561,659
Polaris, Inc.	24,884	845,061
PVH Corp.	26,698	1,841,628
Skechers USA, Inc., Cl. A (a)	63,204	3,035,056
Somnigroup International, Inc.	92,621	5,655,438
Taylor Morrison Home Corp. (a)	50,351	2,887,630
Toll Brothers, Inc.	48,288	4,870,811
TopBuild Corp. (a)	14,149	4,184,708
Under Armour, Inc., Cl. A (a)	94,585	541,026
Under Armour, Inc., Cl. C (a)	57,945	315,221
VF Corp.	159,494	1,894,789
Whirlpool Corp.	27,053	2,063,603
YETI Holdings, Inc. (a)	41,371	1,181,142
		39,629,434

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Consumer Services — 4.9%
Aramark	128,306	4,289,270
Boyd Gaming Corp.	31,959	2,209,645
Cava Group, Inc. (a)	39,727	3,671,967
Choice Hotels International, Inc.	10,702	1,349,629
Churchill Downs, Inc.	35,210	3,183,336
Duolingo, Inc. (a)	18,371	7,155,137
Graham Holdings Co., Cl. B	1,622	1,492,321
Grand Canyon Education, Inc. (a)	13,978	2,493,256
H&R Block, Inc.	65,105	3,930,389
Hilton Grand Vacations, Inc. (a)	29,628	996,390
Hyatt Hotels Corp., Cl. A	20,654	2,327,293
Light & Wonder, Inc. (a)	42,436	3,623,186
Marriott Vacations Worldwide Corp.	14,992	821,711
Planet Fitness, Inc., Cl. A (a)	40,502	3,831,084
Service Corp. International	69,840	5,580,216
Texas Roadhouse, Inc.	32,291	5,359,014
The Wendy’s Company	82,933	1,036,662
Travel + Leisure Co.	33,725	1,481,539
Vail Resorts, Inc.	17,856	2,485,555
Wingstop, Inc.	14,022	3,700,266
Wyndham Hotels & Resorts, Inc.	37,677	3,213,848
		64,231,714
Consumer Staples Distribution & Retail — 3.4%
Albertsons Cos., Inc., Cl. A	195,904	4,305,970
BJ’s Wholesale Club Holdings, Inc. (a)	63,548	7,470,703
Casey’s General Stores, Inc.	18,013	8,332,634
Maplebear, Inc. (a)	78,463	3,129,889
Performance Food Group Co. (a)	75,496	6,089,507
Sprouts Farmers Market, Inc. (a)	48,149	8,233,479
US Foods Holding Corp. (a)	111,803	7,340,985
		44,903,167
Energy — 3.5%
Antero Midstream Corp.	161,899	2,679,428
Antero Resources Corp. (a)	141,381	4,924,300
ChampionX Corp.	93,338	2,252,246
Chord Energy Corp.	29,857	2,693,997
Civitas Resources, Inc.	42,240	1,151,040
CNX Resources Corp. (a)	71,421	2,101,920
DT Midstream, Inc.	48,979	4,760,759
HF Sinclair Corp.	77,074	2,317,615
Matador Resources Co.	56,193	2,221,871
Murphy Oil Corp.	65,858	1,352,065
NOV, Inc.	186,294	2,162,873
Ovintiv, Inc.	126,335	4,242,329
PBF Energy, Inc., Cl. A	47,142	809,900
Permian Resources Corp.	307,615	3,629,857
Range Resources Corp.	117,539	3,988,098
Valaris Ltd. (a)	30,683	991,368
Viper Energy, Inc.	63,756	2,571,280
Weatherford International PLC	34,425	1,425,195
		46,276,141

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Equity Real Estate Investment Trusts — 6.8%
Agree Realty Corp. (b)	51,649	4,008,479
American Homes 4 Rent, Cl. A (b)	153,299	5,731,850
Brixmor Property Group, Inc. (b)	147,472	3,673,528
COPT Defense Properties (b)	55,169	1,440,463
Cousins Properties, Inc. (b)	81,496	2,244,400
CubeSmart (b)	109,217	4,441,855
EastGroup Properties, Inc. (b)	25,055	4,094,488
EPR Properties (b)	36,907	1,826,527
Equity LifeStyle Properties, Inc. (b)	92,581	5,997,397
First Industrial Realty Trust, Inc. (b)	64,250	3,057,015
Gaming & Leisure Properties, Inc. (b)	131,746	6,305,364
Healthcare Realty Trust, Inc. (b)	170,410	2,646,467
Independence Realty Trust, Inc. (b)	112,320	2,182,378
Kilroy Realty Corp. (b)	51,800	1,632,218
Kite Realty Group Trust (b)	106,526	2,306,288
Lamar Advertising Co., Cl. A (b)	42,352	4,820,081
National Storage Affiliates Trust (b)	33,980	1,264,056
NNN REIT, Inc. (b)	91,749	3,771,801
Omega Healthcare Investors, Inc. (b)	136,408	5,326,732
Park Hotels & Resorts, Inc. (b)	102,554	1,019,387
PotlatchDeltic Corp. (b)	34,673	1,331,096
Rayonier, Inc. (b)	68,067	1,664,919
Rexford Industrial Realty, Inc. (b)	109,570	3,626,767
Sabra Health Care REIT, Inc. (b)	115,002	2,052,786
STAG Industrial, Inc. (b)	90,264	2,981,420
Vornado Realty Trust (b)	79,379	2,800,491
WP Carey, Inc. (b)	105,092	6,561,944
		88,810,197
Financial Services — 6.7%
Affiliated Managers Group, Inc.	14,099	2,335,217
Ally Financial, Inc.	132,483	4,326,895
Annaly Capital Management, Inc. (b)	279,864	5,485,334
Equitable Holdings, Inc.	150,395	7,437,033
Essent Group Ltd.	51,290	2,919,940
Euronet Worldwide, Inc. (a)	19,714	1,953,657
Evercore, Inc., Cl. A	17,196	3,530,167
Federated Hermes, Inc.	37,296	1,514,591
FirstCash Holdings, Inc.	18,780	2,515,769
Hamilton Lane, Inc., Cl. A	21,154	3,268,082
Houlihan Lokey, Inc.	26,082	4,227,371
Interactive Brokers Group, Inc., Cl. A	52,839	9,080,382
Janus Henderson Group PLC	62,018	2,059,618
Jefferies Financial Group, Inc.	78,353	3,661,436
MGIC Investment Corp.	121,204	3,019,192
Morningstar, Inc.	13,160	3,746,915
SEI Investments Co.	46,134	3,611,831
Shift4 Payments, Inc., Cl. A (a)	33,138	2,710,688
SLM Corp.	100,676	2,910,543
Starwood Property Trust, Inc. (b)	154,422	2,963,358
Stifel Financial Corp.	49,328	4,226,916
The Carlyle Group, Inc.	101,661	3,928,181

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Financial Services — 6.7% (continued)
The Western Union Company	164,054	1,625,775
Voya Financial, Inc.	46,271	2,739,243
WEX, Inc. (a)	16,844	2,195,952
		87,994,086
Food, Beverage & Tobacco — 1.6%
Celsius Holdings, Inc. (a)	75,548	2,641,158
Coca-Cola Consolidated, Inc.	2,866	3,885,751
Darling Ingredients, Inc. (a)	76,681	2,468,361
Flowers Foods, Inc.	95,202	1,674,603
Ingredion, Inc.	31,062	4,125,655
Lancaster Colony Corp.	9,199	1,497,413
Pilgrim’s Pride Corp. (a)	19,167	1,046,135
Post Holdings, Inc. (a)	22,280	2,521,428
The Boston Beer Company, Inc., Cl. A (a)	4,132	1,015,646
		20,876,150
Health Care Equipment & Services — 4.4%
Acadia Healthcare Co., Inc. (a)	44,611	1,043,897
Amedisys, Inc. (a)	15,916	1,510,428
Chemed Corp.	7,217	4,196,758
DENTSPLY SIRONA, Inc.	97,241	1,351,650
Doximity, Inc., Cl. A (a)	64,236	3,653,744
Encompass Health Corp.	48,690	5,696,243
Envista Holdings Corp. (a)	82,472	1,326,150
Globus Medical, Inc., Cl. A (a)	55,197	3,961,489
Haemonetics Corp. (a)	24,241	1,527,668
HealthEquity, Inc. (a)	41,624	3,568,009
Hims & Hers Health, Inc. (a)	92,879	3,074,295
Lantheus Holdings, Inc. (a)	33,778	3,524,397
LivaNova PLC (a)	25,991	961,667
Masimo Corp. (a)	21,341	3,435,047
Option Care Health, Inc. (a)	82,132	2,653,685
Penumbra, Inc. (a)	18,548	5,431,596
Tenet Healthcare Corp. (a)	46,031	6,580,131
The Ensign Group, Inc.	27,433	3,538,583
		57,035,437
Household & Personal Products — .6%
BellRing Brands, Inc. (a)	62,256	4,802,428
Coty, Inc., Cl. A (a)	176,489	891,270
e.l.f. Beauty, Inc. (a)	27,320	1,690,288
		7,383,986
Insurance — 4.8%
American Financial Group, Inc.	34,892	4,419,421
Brighthouse Financial, Inc. (a)	28,614	1,665,907
CNO Financial Group, Inc.	48,700	1,847,678
Fidelity National Financial, Inc.	125,141	8,015,281
First American Financial Corp.	49,332	2,999,879
Kemper Corp.	29,276	1,730,797
Kinsale Capital Group, Inc.	10,707	4,660,329
Old Republic International Corp.	112,140	4,216,464
Primerica, Inc.	16,100	4,219,327
Reinsurance Group of America, Inc.	31,900	5,975,189

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Insurance — 4.8% (continued)
RenaissanceRe Holdings Ltd.	23,854	5,770,998
RLI Corp.	40,785	3,018,498
Ryan Specialty Holdings, Inc.	51,503	3,373,961
Selective Insurance Group, Inc.	29,011	2,530,629
The Hanover Insurance Group, Inc.	17,236	2,862,900
Unum Group	79,653	6,185,852
		63,493,110
Materials — 6.3%
Alcoa Corp.	124,020	3,042,211
Amcor PLC	140	1,290
AptarGroup, Inc.	32,003	4,798,850
Ashland, Inc.	22,841	1,242,322
ATI, Inc. (a)	69,225	3,764,455
Avient Corp.	43,298	1,442,256
Axalta Coating Systems Ltd. (a)	106,252	3,453,190
Cabot Corp.	26,338	2,068,587
Carpenter Technology Corp.	24,118	4,717,722
Cleveland-Cliffs, Inc. (a)	235,078	1,937,043
Commercial Metals Co.	55,439	2,469,253
Crown Holdings, Inc.	56,503	5,442,934
Eagle Materials, Inc.	16,020	3,626,768
Graphic Packaging Holding Co.	145,694	3,687,515
Greif, Inc., Cl. A	12,518	656,945
Knife River Corp. (a)	27,558	2,573,366
Louisiana-Pacific Corp.	29,788	2,571,002
NewMarket Corp.	3,687	2,268,611
Olin Corp.	56,054	1,211,887
Reliance, Inc.	26,264	7,570,073
Royal Gold, Inc.	31,859	5,820,958
RPM International, Inc.	61,739	6,590,638
Silgan Holdings, Inc.	38,561	1,991,676
Sonoco Products Co.	47,510	1,947,910
The Scotts Miracle-Gro Company	21,329	1,074,555
United States Steel Corp.	108,767	4,754,206
Westlake Corp.	16,252	1,502,172
		82,228,395
Media & Entertainment — .8%
EchoStar Corp., Cl. A (a)	60,066	1,350,284
Nexstar Media Group, Inc.	14,161	2,119,335
The New York Times Company, Cl. A	78,567	4,090,198
Warner Music Group Corp., Cl. A	70,189	2,137,255
ZoomInfo Technologies, Inc. (a)	129,615	1,109,504
		10,806,576
Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
Avantor, Inc. (a)	332,319	4,316,824
BioMarin Pharmaceutical, Inc. (a)	92,317	5,879,670
Bio-Rad Laboratories, Inc., Cl. A (a)	9,292	2,267,991
Bruker Corp.	53,754	2,153,385
Cytokinetics, Inc. (a)	57,561	2,465,913
Exelixis, Inc. (a)	135,375	5,299,931
Halozyme Therapeutics, Inc. (a)	61,743	3,792,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.8% (continued)
Illumina, Inc. (a)	76,732	5,954,403
Jazz Pharmaceuticals PLC (a)	29,017	3,393,828
Medpace Holdings, Inc. (a)	12,104	3,732,753
Neurocrine Biosciences, Inc. (a)	48,221	5,192,920
Perrigo Co. PLC	65,521	1,685,200
Repligen Corp. (a)	25,084	3,461,341
Roivant Sciences Ltd. (a)	200,256	2,326,975
Sarepta Therapeutics, Inc. (a)	46,341	2,891,679
Sotera Health Co. (a)	72,946	838,879
United Therapeutics Corp. (a)	21,648	6,561,292
		62,215,239
Real Estate Management & Development — .4%
Jones Lang LaSalle, Inc. (a)	23,025	5,236,115
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc. (a)	62,744	1,196,528
Amkor Technology, Inc.	55,724	972,384
Cirrus Logic, Inc. (a)	25,631	2,461,601
Entegris, Inc.	72,517	5,737,545
Lattice Semiconductor Corp. (a)	67,331	3,294,506
MACOM Technology Solutions Holdings, Inc. (a)	29,053	3,014,249
MKS Instruments, Inc.	32,435	2,274,991
Onto Innovation, Inc. (a)	23,811	2,904,228
Power Integrations, Inc.	27,216	1,336,850
Rambus, Inc. (a)	51,096	2,492,974
Silicon Laboratories, Inc. (a)	15,574	1,584,810
Synaptics, Inc. (a)	19,013	1,058,263
Universal Display Corp.	21,470	2,697,276
		31,026,205
Software & Services — 4.5%
Appfolio, Inc., Cl. A (a)	11,331	2,340,078
ASGN, Inc. (a)	21,166	1,066,343
BILL Holdings, Inc. (a)	45,207	2,060,083
Blackbaud, Inc. (a)	18,666	1,130,040
Commvault Systems, Inc. (a)	21,352	3,568,560
Docusign, Inc. (a)	97,253	7,950,433
Dolby Laboratories, Inc., Cl. A	29,656	2,277,284
Dropbox, Inc., Cl. A (a)	104,536	2,984,503
Dynatrace, Inc. (a)	144,669	6,795,103
Guidewire Software, Inc. (a)	40,215	8,234,826
Kyndryl Holdings, Inc. (a)	113,067	3,665,632
Manhattan Associates, Inc. (a)	29,554	5,242,584
Okta, Inc. (a)	79,014	8,862,210
Qualys, Inc. (a)	17,796	2,237,135
		58,414,814
Technology Hardware & Equipment — 3.8%
Arrow Electronics, Inc. (a)	24,939	2,777,207
Avnet, Inc.	42,315	1,988,382
Belden, Inc.	19,400	2,000,334
Ciena Corp. (a)	68,951	4,630,749
Cognex Corp.	83,097	2,268,548
Coherent Corp. (a)	74,789	4,810,429

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Technology Hardware & Equipment — 3.8% (continued)
Crane NXT Co.	24,460	1,147,663
Fabrinet (a)	17,293	3,546,103
Flex Ltd. (a)	185,613	6,373,950
IPG Photonics Corp. (a)	13,213	791,327
Littelfuse, Inc.	11,940	2,176,781
Lumentum Holdings, Inc. (a)	33,354	1,969,220
Novanta, Inc. (a)	17,412	2,069,590
Pure Storage, Inc., Cl. A (a)	150,221	6,814,025
TD SYNNEX Corp.	36,324	4,024,699
Vontier Corp.	70,664	2,247,822
		49,636,829
Telecommunication Services — .4%
Frontier Communications Parent, Inc. (a)	106,197	3,849,641
Iridium Communications, Inc.	51,899	1,252,323
		5,101,964
Transportation — 2.2%
Alaska Air Group, Inc. (a)	59,662	2,641,237
American Airlines Group, Inc. (a)	315,126	3,135,504
Avis Budget Group, Inc. (a)	8,083	748,728
GXO Logistics, Inc. (a)	58,126	2,106,486
Kirby Corp. (a)	27,817	2,680,724
Knight-Swift Transportation Holdings, Inc.	78,589	3,078,331
Landstar System, Inc.	16,963	2,275,587
Ryder System, Inc.	20,314	2,796,628
Saia, Inc. (a)	12,840	3,132,960
XPO, Inc. (a)	56,771	6,024,539
		28,620,724
Utilities — 3.1%
ALLETE, Inc.	28,094	1,839,876
Black Hills Corp.	34,788	2,118,589
Essential Utilities, Inc.	122,226	5,027,155
IDACORP, Inc.	25,802	3,046,958
National Fuel Gas Co.	43,945	3,374,097
New Jersey Resources Corp.	48,422	2,369,773
Northwestern Energy Group, Inc.	29,527	1,719,357
OGE Energy Corp.	96,766	4,391,241
ONE Gas, Inc.	27,607	2,167,426
Ormat Technologies, Inc.	27,776	2,016,538
Portland General Electric Co.	52,825	2,224,989
Southwest Gas Holdings, Inc.	28,781	2,078,276
Spire, Inc.	28,405	2,174,119
TXNM Energy, Inc.	43,408	2,309,306
UGI Corp.	103,364	3,389,305
		40,247,005
Total Common Stocks (cost $890,857,616)		1,294,663,602

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $12,085,318)	4.45	12,085,318	12,085,318
Total Investments (cost $902,942,934)		100.0%	1,306,748,920
Cash and Receivables (Net)		.0%	270,964
Net Assets		100.0%	1,307,019,884

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	11,893,692	142,520,840	(142,329,214)	12,085,318	278,942

†	Includes reinvested dividends/distributions.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Micro E-mini S&P MidCap 400	47	6/20/2025	13,210,437	13,431,660	221,223
Gross Unrealized Appreciation					221,223
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	890,857,616	1,294,663,602
Affiliated issuers	12,085,318	12,085,318
Cash collateral held by broker—Note 4		1,188,000
Receivable for investment securities sold		9,042,760
Dividends receivable		312,494
Receivable for shares of Common Stock subscribed		305,487
Tax reclaim receivable—Note 1(b)		8,470
		1,317,606,131
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		467,895
Payable for investment securities purchased		8,862,013
Payable for shares of Common Stock redeemed		1,190,653
Payable for futures variation margin—Note 4		59,629
Directors’ fees and expenses payable		5,133
Interest payable—Note 2		924
		10,586,247
Net Assets ($)		1,307,019,884
Composition of Net Assets ($):
Paid-in capital		833,145,170
Total distributable earnings (loss)		473,874,714
Net Assets ($)		1,307,019,884

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,104,323,406	202,696,478
Shares Outstanding	42,678,770	7,894,137
Net Asset Value Per Share ($)	25.88	25.68
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,209 foreign taxes withheld at source):
Unaffiliated issuers	11,911,455
Affiliated issuers	278,942
Interest	25,954
Total Income	12,216,351
Expenses:
Management fee—Note 3(a)	1,849,320
Shareholder servicing costs—Note 3(b)	1,514,296
Directors’ fees—Notes 3(a) and 3(c)	37,570
Loan commitment fees—Note 2	14,531
Interest expense—Note 2	924
Total Expenses	3,416,641
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(37,570)
Net Expenses	3,379,071
Net Investment Income	8,837,280
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	79,244,974
Net realized gain (loss) on futures	(2,345,490)
Net Realized Gain (Loss)	76,899,484
Net change in unrealized appreciation (depreciation) on investments	(193,812,804)
Net change in unrealized appreciation (depreciation) on futures	658,970
Net Change in Unrealized Appreciation (Depreciation)	(193,153,834)
Net Realized and Unrealized Gain (Loss) on Investments	(116,254,350)
Net (Decrease) in Net Assets Resulting from Operations	(107,417,070)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	8,837,280	17,594,693
Net realized gain (loss) on investments	76,899,484	187,460,514
Net change in unrealized appreciation (depreciation) on investments	(193,153,834)	232,238,397
Net Increase (Decrease) in Net Assets Resulting from Operations	(107,417,070)	437,293,604
Distributions ($):
Distributions to shareholders:
Investor Shares	(145,288,513)	(113,232,052)
Class I	(34,763,270)	(27,739,669)
Total Distributions	(180,051,783)	(140,971,721)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	65,906,880	102,797,551
Class I	18,515,594	65,383,162
Distributions reinvested:
Investor Shares	141,876,755	110,554,091
Class I	28,138,632	20,305,899
Cost of shares redeemed:
Investor Shares	(131,006,085)	(340,722,325)
Class I	(85,313,545)	(118,385,645)
Increase (Decrease) in Net Assets from Capital Stock Transactions	38,118,231	(160,067,267)
Total Increase (Decrease) in Net Assets	(249,350,622)	136,254,616
Net Assets ($):
Beginning of Period	1,556,370,506	1,420,115,890
End of Period	1,307,019,884	1,556,370,506
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	2,286,237	3,493,496
Shares issued for distributions reinvested	5,002,706	3,931,511
Shares redeemed	(4,467,599)	(11,538,456)
Net Increase (Decrease) in Shares Outstanding	2,821,344	(4,113,449)
Class I(a)
Shares sold	627,800	2,235,179
Shares issued for distributions reinvested	1,001,019	727,549
Shares redeemed	(3,116,562)	(4,022,853)
Net Increase (Decrease) in Shares Outstanding	(1,487,743)	(1,060,125)

(a)	During the period ended October 31, 2024, 44,015 Investor shares representing $1,357,314 were exchanged for 44,276 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Investor Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	31.64	26.12	30.81	40.42	30.27	34.13
Investment Operations:
Net investment income(a)	.17	.32	.31	.33	.31	.34
Net realized and unrealized gain (loss) on investments	(2.22)	7.82	(.74 )	(4.55)	13.50	(.67 )
Total from Investment Operations	(2.05)	8.14	(.43 )	(4.22)	13.81	(.33 )
Distributions:
Dividends from net investment income	(.33 )	(.33 )	(.39 )	(.33 )	(.38 )	(.43 )
Dividends from net realized gain on investments	(3.38)	(2.29)	(3.87)	(5.06)	(3.28)	(3.10)
Total Distributions	(3.71)	(2.62)	(4.26)	(5.39)	(3.66)	(3.53)
Net asset value, end of period	25.88	31.64	26.12	30.81	40.42	30.27
Total Return (%)	(7.49)(b)	32.41	(1.58)	(11.97)	48.22	(1.66)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51 (c)	.51	.51	.53	.51	.52
Ratio of net expenses to average net assets(d)	.50 (c)	.50	.51	.52	.50	.50
Ratio of net investment income to average net assets(d)	1.15 (c)	1.06	1.11	1.01	.83	1.13
Portfolio Turnover Rate	7.35 (b)	17.87	17.50	14.80	15.42	17.90
Net Assets, end of period ($ x 1,000)	1,104,323	1,261,099	1,148,638	1,311,952	1,806,658	1,466,328

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	31.47	26.00	30.70	40.32	30.20	34.07
Investment Operations:
Net investment income(a)	.20	.39	.39	.42	.40	.42
Net realized and unrealized gain (loss) on investments	(2.19)	7.77	(.74 )	(4.55)	13.46	(.67 )
Total from Investment Operations	(1.99)	8.16	(.35 )	(4.13)	13.86	(.25 )
Distributions:
Dividends from net investment income	(.42 )	(.40 )	(.48 )	(.43 )	(.46 )	(.52 )
Dividends from net realized gain on investments	(3.38)	(2.29)	(3.87)	(5.06)	(3.28)	(3.10)
Total Distributions	(3.80)	(2.69)	(4.35)	(5.49)	(3.74)	(3.62)
Net asset value, end of period	25.68	31.47	26.00	30.70	40.32	30.20
Total Return (%)	(7.38)(b)	32.71	(1.30)	(11.76)	48.61	(1.42)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26 (c)	.26	.26	.28	.26	.27
Ratio of net expenses to average net assets(d)	.25 (c)	.25	.26	.27	.25	.25
Ratio of net investment income to average net assets(d)	1.40 (c)	1.31	1.37	1.27	1.09	1.40
Portfolio Turnover Rate	7.35 (b)	17.87	17.50	14.80	15.42	17.90
Net Assets, end of period ($ x 1,000)	202,696	295,272	271,478	391,141	622,795	539,454

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Midcap Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the S&P MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,294,663,602	—	—	1,294,663,602
Investment Companies	12,085,318	—	—	12,085,318
	1,306,748,920	—	—	1,306,748,920
Other Financial Instruments:
Futures††	221,223	—	—	221,223
	221,223	—	—	221,223

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $18,284,263 and long-term capital gains $122,687,458. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facil

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
ity”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended April 30, 2025, the fund was charged $924 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2025 was approximately $35,359 with a related weighted average annualized interest rate of 5.27%. As of April 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, Shareholder Services Plan fees, interest expenses, brokerage commissions, commitment fees on borrowings and extraordinary expenses not incurred in the ordinary course of the fund’s business, and the fees and expenses of the non-interested board members and their counsel. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2025, fees reimbursed by the Adviser amounted to $37,570.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Investor shares were charged $1,514,296 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $262,464, Shareholder Services Plan fees of $219,431, which are offset against an expense reimbursement currently in effect in the amount of $14,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $108,714,208 and $244,689,339, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	221,223 (1)	Equity Risk	-
Gross fair value of derivative contracts	221,223		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	(2,345,490)	(2,345,490)
Total	(2,345,490)	(2,345,490)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	658,970	658,970
Total	658,970	658,970

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	14,269,527
At April 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $404,027,209, consisting of $504,829,075 gross unrealized appreciation and $100,801,866 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor Class shares with the performance of a group of retail front-end load and no-load S&P midcap 400 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P midcap 400 index funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail front-end load and no-load S&P midcap 400 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group medians for all periods, except for the one-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods under review. It was noted that there were only three other funds in the Performance Group. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and equal to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the investment advisory fees paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising a separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
structure. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

© 2025 BNY Mellon Securities Corporation
Code-0113NCSRSA0425

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Midcap Index Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 18, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 18, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)